Investment Objectives and Goals - Global X Funds	Mar. 01, 2026
Global X MSCI Colombia ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI Colombia ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI Colombia ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (the "Underlying Index").

Global X MSCI China Consumer Discretionary ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI China Consumer Discretionary ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI China Consumer Discretionary ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (the "Underlying Index").

Global X MSCI Norway ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI Norway ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI Norway ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (the "Underlying Index").

Global X FTSE Southeast Asia ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X FTSE Southeast Asia ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X FTSE Southeast Asia ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (the "Underlying Index").

Global X MSCI Argentina ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI Argentina ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI Argentina ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (the "Underlying Index").

Global X MSCI Greece ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI Greece ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI Greece ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (the "Underlying Index").

Global X DAX Germany ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X DAX Germany ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X DAX Germany ETF (the "Fund") seeks to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (the "Underlying Index").

Global X MSCI Vietnam ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI Vietnam ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI Vietnam ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Vietnam Select 25-50 Index (the "Underlying Index").

Global X Copper Miners ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Copper Miners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Copper Miners ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (the "Underlying Index").

Global X Silver Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Silver Miners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Silver Miners ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (the "Underlying Index").

Global X Gold Explorers ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Gold Explorers ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Gold Explorers ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (the "Underlying Index").
Global X Uranium ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Uranium ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Uranium ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index (the "Underlying Index").

Global X Gold Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Gold Miners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Gold Miners ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE® Arca Gold Miners Index® (the "Underlying Index").

Global X Lithium & Battery Tech ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Lithium & Battery Tech ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Lithium & Battery Tech ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (the "Underlying Index").

Global X SuperDividend ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X SuperDividend® ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X SuperDividend® ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (the "Underlying Index").

Global X Social Media ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Social Media ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Social Media ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (the "Underlying Index").

Global X Guru Index ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Guru® Index ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Guru® Index ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (the "Underlying Index").

Global X SuperIncome Preferred ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X SuperIncome™ Preferred ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X SuperIncome™ Preferred ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. High Yield Preferred Index (the "Underlying Index").

Global X SuperDividend U.S. ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X SuperDividend® U.S. ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X SuperDividend® U.S. ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (the "Underlying Index").
Global X MSCI SuperDividend Emerging Markets ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI SuperDividend® Emerging Markets ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (the "Underlying Index").

Global X SuperDividend REIT ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X SuperDividend® REIT ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X SuperDividend® REIT ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (the "Underlying Index").

Global X Renewable Energy Producers ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Renewable Energy Producers ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Renewable Energy Producers ETF (the "Fund") seeks to track, before fees and expenses, the price and yield performance of the Indxx Renewable Energy Producers Index (the "Underlying Index").

Global X S&P 500 Catholic Values ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Catholic Values ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Catholic Values ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (the "Underlying Index").

Global X MSCI SuperDividend EAFE ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MSCI SuperDividend® EAFE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MSCI SuperDividend® EAFE ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (the "Underlying Index").

Global X E-commerce ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X E-commerce ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X E-commerce ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (the "Underlying Index").

Global X S&P Catholic Values Developed ex-U.S. ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P Catholic Values Developed ex-U.S. ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex-U.S. Catholic Values Index (the "Underlying Index").

Global X NASDAQ 100 Collar 95-110 ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X NASDAQ 100® Collar 95-110 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Collar 95-110 Index (the "Underlying Index").

Global X NASDAQ 100 Tail Risk ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X NASDAQ 100® Tail Risk ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X NASDAQ 100® Tail Risk ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Protective Put 90 Index (the "Underlying Index").

Global X S&P 500 Collar 95-110 ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Collar 95-110 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Collar 95-110 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 3-Month Collar 95-110 Index (the "Underlying Index").

Global X S&P 500 Tail Risk ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Tail Risk ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Tail Risk ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Tail Risk Index (the "Underlying Index").

Global X Rare Earth & Critical Materials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Rare Earth & Critical Materials ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Rare Earth & Critical Materials ETF (formerly known as the Global X Disruptive Materials ETF) (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Rare Earth and Critical Materials Index (the "Underlying Index").

Global X Russell 2000 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Russell 2000 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Russell 2000 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 RIC Capped Index (the "Underlying Index").

Global X U.S. Electrification ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. Electrification ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. Electrification ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Electrification Index (the "Underlying Index").

Global X S&P 500 U.S. Market Leaders Top 50 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® U.S. Market Leaders Top 50 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® U.S. Market Leaders Top 50 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® U.S. Revenue Market Leaders 50 Index (the "Underlying Index").

Global X S&P 500 U.S. Revenue Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® U.S. Revenue Leaders ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 U.S. Revenue Leaders Index (the "Underlying Index").

Global X S&P 500 Christian Values ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Christian Values ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Christian Values ETF (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Christian Values Screened Index (the "Underlying Index").

Global X S&P Catholic Values U.S. Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P Catholic Values U.S. Aggregate Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P Catholic Values U.S. Aggregate Bond ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Catholic Values Aggregate Bond Capped Index (the "Underlying Index").

Global X S&P 500 Covered Call ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Covered Call ETF (the "Fund") seeks investment results that, before fees and expenses, generally correspond to the performance of the Cboe S&P 500 BuyWrite Index (the "Underlying Index").

Global X NASDAQ 100 Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X NASDAQ 100® Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X NASDAQ 100® Covered Call ETF (the "Fund") seeks to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the Cboe NASDAQ-100® BuyWrite V2 Index™ (the "Underlying Index").

Global X Russell 2000 Covered Call ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Russell 2000 Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Russell 2000 Covered Call ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 BuyWrite Index (the "Underlying Index").

Global X Nasdaq 100 Covered Call & Growth ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Nasdaq 100® Covered Call & Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Nasdaq-100 Half BuyWrite V2 Index (the "Underlying Index").

Global X S&P 500 Covered Call & Growth ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Covered Call & Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Covered Call & Growth ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Half BuyWrite Index (the "Underlying Index").

Global X NASDAQ 100 Risk Managed Income ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X NASDAQ 100® Risk Managed Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Monthly Net Credit Collar 95-100 Index (the "Underlying Index").

Global X S&P 500 Risk Managed Income ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Risk Managed Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Risk Managed Income ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (the "Underlying Index").

Global X Dow 30 Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Dow 30® Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Dow 30® Covered Call ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DJIA Cboe BuyWrite v2 Index (the "Underlying Index").

Global X Russell 2000 Covered Call & Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Russell 2000 Covered Call & Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Russell 2000 Covered Call & Growth ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 Half BuyWrite Index (the "Underlying Index").

Global X Information Technology Covered Call & Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Information Technology Covered Call & Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Information Technology Covered Call & Growth ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Technology Select Sector Half BuyWrite Index (the "Underlying Index").

Global X Dow 30 Covered Call & Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Dow 30® Covered Call & Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Dow 30® Covered Call & Growth ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe DJIA Half BuyWrite Index (the "Underlying Index").

Global X MLP & Energy Infrastructure Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X MLP & Energy Infrastructure Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe MLPX ATM BuyWrite Index (the "Underlying Index").

Global X Blockchain & Bitcoin Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Blockchain & Bitcoin Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Blockchain & Bitcoin Strategy ETF (the “Fund”) seeks long-term capital appreciation.
Global X Bitcoin Trend Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Bitcoin Trend Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Bitcoin Trend Strategy ETF (the “Fund”) seeks to provide investment results that correspond to the price and yield performance, before fees and expenses, of the CoinDesk Bitcoin Trend Indicator Futures Index (the “Underlying Index”).

Global X Bitcoin Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Bitcoin Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Bitcoin Covered Call ETF ("Fund") seeks to provide current income while also providing exposure to the price return of one or more U.S. listed exchange-traded products that provide exposure to bitcoin.

Global X Ethereum Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Ethereum Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Ethereum Covered Call ETF ("Fund") seeks to provide current income while also providing exposure to the price return of one or more U.S. listed exchange-traded products that provide exposure to ether.

Global X Treasury Bond Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Treasury Bond Enhanced Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Treasury Bond Enhanced Income ETF (the “Fund”) seeks to provide current income while maintaining the potential for capital appreciation.
Global X Commodity Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Commodity Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Commodity Strategy ETF (the “Fund”) seeks to achieve capital appreciation.
Global X U.S. 500 Income Edge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. 500 Income Edge℠ ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X U.S. 500 Income Edge℠ ETF (the "Fund") seeks to provide current income and exposure to the Solactive GBS United States 500 Index (the "Reference Index").
Global X Nasdaq-100 Income Edge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Nasdaq-100® Income EdgeSM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Nasdaq-100® Income Edge℠ ETF (the "Fund") seeks to provide current income and exposure to the Nasdaq-100 Index (the "Reference Index").